CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 243,886,084	$ 45,564,936	$ (195,155,097)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	82,627,454	80,821,241	81,398,470
Loss on disposal of property, plant and equipment	1,477,739	3,612,581	1,991,098
Impairment loss of property, plant and equipment	1,572,635	3,664,556	0
(Gain) loss on change in fair value of derivatives	(19,656,236)	(10,764,226)	4,369,173
Investment loss			1,081,700
Equity in loss (earnings) of unconsolidated investees	(487,346)	3,064,006	1,969,306
Allowance for doubtful accounts	(8,527,687)	(975,083)	43,611,217
Write-down of inventories	16,950,524	714,558	3,085,529
Impairment loss of project assets	2,311,164	1,557,734
Amortization of discount on debt			49,699
Share-based compensation	5,087,925	6,175,006	5,185,242
Changes in operating assets and liabilities:
Accounts receivable trade	(73,776,603)	(11,813,937)	(6,983,739)
Accounts receivable, unbilled	(17,308,403)	(9,167,246)	46,425,858
Amounts due from related parties	480,499	5,288,485	9,904,520
Inventories	(252,715,653)	34,666,540	3,960,749
Value added tax recoverable	(4,149,734)	(1,404,821)	2,303,949
Advances to suppliers	(3,622,062)	(5,747,309)	(17,898,461)
Project assets	89,536,069	(152,870,686)	(300,679,763)
Prepaid expenses and other current assets	(38,522,109)	(2,333,059)	(70,614,891)
Other non-current assets	(8,446,417)	(4,420,130)	(24,406,669)
Accounts payable	135,812,141	44,231,082	56,238,301
Short-term notes payable	30,592,827	117,707,136	99,114,001
Amounts due to related parties	(2,166,445)	14,492,053	2,015,133
Other payables	14,498,509	(2,602,763)	36,910,195
Advances from customers	40,310,538	51,356,621	(46,127,125)
Other current liabilities	(16,282,247)	14,748,130	59,188,516
Accrued warranty costs	15,515,873	(19,199,011)	11,334,395
Prepaid land use rights	5,318,532	396,642	(4,760,904)
Liability for uncertain tax positions	(1,612,683)	2,494,913	2,502,791
Deferred taxes	9,208,137	15,142,480	48,851,188
Settlement of foreign currency derivatives	17,192,568	5,148,195	(2,623,318)
Net cash provided by (used in) operating activities	265,105,593	229,548,624	(147,758,937)
Investing activities:
Increase in restricted cash	(27,584,686)	(10,098,916)	(243,137,142)
Investment in affiliates	(72,034)	(4,278,361)	(3,428,751)
Profit distribution from an associated company	337,314		555,475
Purchase of property, plant and equipment	(65,140,624)	(23,131,549)	(60,481,021)
Loan to a third party	(24,381,918)
Proceeds from disposal of property, plant and equipment	792,482
Net cash used in investing activities	(116,049,466)	(37,508,826)	(306,491,439)
Financing activities:
Proceeds from short-term borrowings	928,878,980	768,381,191	791,596,176
Repayment of short-term borrowings	(1,045,596,352)	(1,073,502,793)	(692,071,052)
Proceeds from long-term borrowings	56,989,399	149,831,368	143,965,319
Profit distribution to a non-controlling interest		(219,464)
Payment to non-controlling interests for sales of project companies	(5,483,257)	(8,070,699)
Gross proceeds from issuance of common shares	115,009,200	50,000,000
Issuance costs paid for common shares offering	(6,090,340)	(2,112,623)
Capital contribution from non-controlling interests			4,426,535
Payment for repurchase of convertible senior notes			(1,000,000)
Proceeds from issuance of warrant			2,500,000
Proceeds from issuance of convertible notes	150,000,000
Issuance cost paid on convertible notes	(5,103,441)
Proceeds from exercise of stock options	3,342,573	10,792,703	158,766
Net cash provided by (used in) financing activities	191,946,762	(104,900,317)	249,575,744
Effect of exchange rate changes	(19,709,042)	(858,151)	2,648,135
Net increase (decrease) in cash and cash equivalents	321,293,847	86,281,330	(202,026,497)
Cash and cash equivalents at the beginning of the year	228,249,512	141,968,182	343,994,679
Cash and cash equivalents at the end of the year	549,543,359	228,249,512	141,968,182
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	47,226,763	47,343,649	53,283,321
Income taxes paid	14,016,205	23,812,986	9,698,512
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets		136,917	715,934
Amounts due to non-controlling interests for sales of project companies included in payables	1,764,521	4,092,817
Property, plant and equipment costs included in other payables	23,540,903	14,056,550	16,814,481
Module contribution in exchange for non-controlling interests in affiliates		$ 5,791,202	$ 15,874,847